Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock-Based Compensation
Schedule of activity under the 2007 Stock Option Plan

(in thousands except exercise price)	Number of Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual term (years)
Outstanding at December 31, 2011	38,195	$1.05	$25,046	5.7
Granted	—
Exercised	(150)	$1.00	$60
Forfeited or expired	(698)	$1.20

Outstanding at September 30, 2012	37,347	$1.05	$14,009	4.9

Exercisable at September 30, 2012	29,546	$1.02	$11,495	4.8

Remaining authorized options available for issue	6,339

(in thousands except exercise price and years)	Number of Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual term (years)
Outstanding at December 31, 2009	37,527	$1.00	$35,651	7.5

Granted	2,708	1.83
Exercised	(28)	1.00	$23
Forfeited or expired	(684)	1.00

Outstanding at December 31, 2010	39,523	$1.06	$37,315	6.8

Granted	—
Exercised	(41)	1.00	$29
Forfeited or expired	(1,287)	1.11

Outstanding at December 31, 2011	38,195	$1.05	$25,046	5.7

Exercisable at December 31, 2011	30,066	$1.02	$20,649	5.6

Expected to Vest at December 31, 2011	7,904	$1.17	$4,305	6.2

Remaining authorized options not yet issued	5,710

Schedule of recent per share valuation of Parent for determination of the exercise price of options issued

(in thousands, except per share amount)
Equity Contribution at May 31, 2007 from Irving Place Capital and UHS Management to Parent	$248,794
Parent shares issued and outstanding at May 31, 2007	248,794

Per share Parent valuation at May 31, 2007	$1.00

Schedule of assumptions used in determining the fair value of stock options granted using the Black-Scholes model

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Risk-free interest rate	N/A	0.73% - 3.08%	2.20%
Expected volatility	N/A	31.9% - 38.1%	37.90%
Dividend Yield	N/A	N/A	N/A
Expected option life (years)	N/A	3.9 - 6.6	6.6
Black-Scholes Value of Options	N/A	$0.72 - $1.03	$0.42

Schedule of performance vesting options affected by the Amendment, including the Accelerated Options, by original grant date

(in thousands)

Grant Date	Performance Options Outstanding at August 10, 2010	Vested Performance Options Outstanding at August 10, 2010 (Prior to Amendment)	Options Affected by Amendment(1)	Accelerated Options(2)
July 18, 2007	17,109	5,707	11,402	2,850
December 3, 2007	283	48	235	47
April 1, 2008	28	5	23	5
April 1, 2009	564	—	564	94
April 13, 2010(3)	707	—	707	N/A

Total	18,691	5,760	12,931	2,996

(1)
Includes Accelerated Options

(2)
Accelerated Options vesting on August 11, 2010

(3)
Options issued subsequent to December 31, 2009 were not affected by the accelerated vesting